Estimates, Significant Accounting Policies and Balance Sheet Detail (Schedule Of Goodwill) (Details) (USD $)	12 Months Ended																				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Corporate And Others [Member]	Dec. 31, 2011 Corporate And Others [Member]	Dec. 31, 2012 ETP Intrastate Transportation and Storage [Member]	Dec. 31, 2011 ETP Intrastate Transportation and Storage [Member]	Dec. 31, 2012 ETP Interstate Transportation and Storage [Member]	Dec. 31, 2011 ETP Interstate Transportation and Storage [Member]	Dec. 31, 2012 ETP Midstream [Member]	Dec. 31, 2011 ETP Midstream [Member]	Dec. 31, 2012 ETP NGL Transportation and Services [Member]	Dec. 31, 2011 ETP NGL Transportation and Services [Member]	Dec. 31, 2012 ETP Retail Marketing [Member]	Dec. 31, 2011 ETP Retail Marketing [Member]	Dec. 31, 2012 Investment in Sunoco Logistics [Member]	Dec. 31, 2011 Investment in Sunoco Logistics [Member]	Dec. 31, 2012 Investment In Regency [Member]	Dec. 31, 2011 Investment In Regency [Member]	Oct. 05, 2012 Sunoco Merger [Member]	Mar. 25, 2012 Southern Union Merger [Member]	Dec. 31, 2012 Propane Business Deconsolidation [Member]	Dec. 31, 2012 Distribution Operations [Member]	Mar. 25, 2012 Distribution Operations [Member]
Goodwill [Roll Forward]
Goodwill	$ 2,039,000,000	$ 1,601,000,000	$ 658,000,000	$ 652,000,000	$ 10,000,000	$ 10,000,000	$ 99,000,000	$ 99,000,000	$ 50,000,000	$ 50,000,000	$ 432,000,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 790,000,000	$ 790,000,000
Goodwill acquired	5,147,000,000		384,000,000	6,000,000	0	0	1,785,000,000	0	338,000,000	0	0	432,000,000	1,272,000,000	0	1,368,000,000	0	0	0
Goodwill	6,434,000,000	2,039,000,000	290,000,000	658,000,000	10,000,000	10,000,000	1,884,000,000	99,000,000	388,000,000	50,000,000	432,000,000	432,000,000	1,272,000,000	0	1,368,000,000	0	790,000,000	790,000,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount																			2,640,000,000	2,500,000,000			133,000,000
Goodwill, impairment loss	0
Goodwill, net increase	4,400,000,000	438,000,000
Goodwill, Written off Related to Sale of Business Unit	$ (752,000,000)		$ (752,000,000)		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0				$ 619,000,000	$ 133,000,000